RELATED PARTY TRANSACTIONS (Transactions between related parties) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related party transactions [abstract]
Revenue from sale of goods and services, related party transactions	$ 949,225	$ 1,148,102	$ 449,665
Purchases of goods and services, related party transactions	807,079	683,092	516,481
Finance income (expense) with related parties	7,322	5,243	5,698
Dividends received	15,493	82,122	6,299
Other income (expense), related party transactions	3,982	1,908	1,807
Outstanding balances for related party transactions [abstract]
Amounts receivable, related party transactions	119,153	148,629
Non-consolidated parties
Related party transactions [abstract]
Revenue from sale of goods, related party transactions	720,137	950,792	432,511
Revenue from rendering of services, related party transactions	177	178	173
Purchases of goods, related party transactions	643,494	508,784	347,638
Services received, related party transactions	13,735	10,279	9,421
Finance income (expense) with related parties	8,298	6,256	7,182
Dividends received	15,493	82,122	6,299
Other income (expense), related party transactions	3,300	1,029	765
Outstanding balances for related party transactions [abstract]
Amounts receivable, related party transactions	180,476	204,329
Advances to suppliers	4,851	5,383
Amounts payable, related party transactions	(91,172)	(72,373)
Other related parties
Related party transactions [abstract]
Revenue from sale of goods, related party transactions	224,698	195,636	15,972
Revenue from rendering of services, related party transactions	4,213	1,496	1,009
Purchases of goods, related party transactions	70,951	65,964	83,738
Services received, related party transactions	78,899	98,065	75,483
Purchases of goods and services received, related party transactions	0	0	201
Finance expense lease contracts with related parties	(976)	(1,013)	(1,484)
Other income (expense), related party transactions	682	879	$ 1,042
Outstanding balances for related party transactions [abstract]
Amounts receivable, related party transactions	43,765	26,690
Advances to suppliers	3,683	3,852
Amounts payable, related party transactions	(20,163)	(16,617)
Lease liabilities with other related parties	$ (2,287)	$ (2,635)